Investments Subject to Significant Influence and Equity Income (Variable Interest Entity) (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Balance Sheets
Current assets	$ 2,178	$ 2,486
Property, plant and equipment	19,535	18,167
Regulatory assets	1,419	1,431
Non-current assets	9,521	11,189
Total assets	31,234	31,842
Current liabilities	4,875	4,166
Non-current liabilities	17,121	19,075
Equity	9,238	8,601	$ 8,358
Total liabilities and equity	31,234	31,842
Variable Interest Entity, Not Primary Beneficiary | NSPML
Balance Sheets
Current assets	57	69
Property, plant and equipment	1,629	1,671
Regulatory assets	210	177
Non-current assets	32	32
Total assets	1,928	1,949
Current liabilities	56	23
Long-term debt	1,228	1,288
Non-current liabilities	97	84
Equity	547	554
Total liabilities and equity	$ 1,928	$ 1,949